Related Party Transactions - Schedule of Quantitative Information Regarding Market Assumptions of Valuation of the Founder Shares (Details)	Oct. 01, 2025	Sep. 22, 2025	Aug. 12, 2025
Underlying share price [Member]
Schedule of Quantitative Information Regarding Market Assumptions of Valuation of the Founder Shares [Line Items]
Market assumptions valuation of the founder shares	10.41	10.34	10.3
Implied market adjustment [Member]
Schedule of Quantitative Information Regarding Market Assumptions of Valuation of the Founder Shares [Line Items]
Market assumptions valuation of the founder shares	0.644	0.658	0.301
Fair value per founder share [Member]
Schedule of Quantitative Information Regarding Market Assumptions of Valuation of the Founder Shares [Line Items]
Market assumptions valuation of the founder shares	6.7	6.8	3.1